Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as recorded in the consolidated statements of operations (in thousands):

	December 31,
	2020	2019
Partnership hardware revenue	$20,662	$4,070
Partnership service revenue	51	6
Host customer service revenue	15,594	13,476

Total revenue	$36,307	$17,552

Remaining Performance Obligations	As of December 31, 2020, the Company had $148.9 million of remaining performance obligations, and the approximate percentages expected to be recognized as revenue in the future are as follows (in thousands):

	Total remaining performance obligations	Percent expected to be recognized as revenue
		Less than one year	Two to five years	Greater than five year
		(in thousands, except percentages)
Service revenue	$107,909	13%	50%	37%
Hardware revenue	41,012	100%	—	—

Total revenue	$148,921

Contract Balances	The following table presents the changes in the deferred revenue balance during the years ended December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Beginning balance at January 1,	$20,728	$11,859
Upfront payments received from customers	40,481	6,698
Upfront or annual incentive payments received	8,015	8,240
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,764)	(4,830)
Revenue recognized	(7,050)	(1,239)

Ending balance at December 31,	$52,410	$20,728